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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eperon Asset Management Ltd.
Address:   Joshua Dawson House
           Dawson Street
           Dublin 2
           Ireland

Form 13F File Number: 028-13799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:      Klaus Vandewalle
Title:     Director
Phone:     00353 1 438 4484

Name:      Aidan Cronin
Title:     Director
Phone:     00353 1 438 4479

Signature, Place, and Date of Signing:

          /s/ Klaus Vandewalle             Dublin, Ireland            7/19/11
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              [Signature]                   [City, State]              [Date]

          /s/ Aidan Cronin                 Dublin, Ireland            7/19/11
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              [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number                      Name
028-13043                              KBC Group NV


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